Filed pursuant to Rule 497(e)
Registration Nos. 333-179562; 811-22668

Diamond Hill Valuation-Weighted 500 ETF
a series of ETF Series Solutions

September 19, 2017

Supplement to the
Statement of Additional Information
dated April 30, 2017

Effective immediately, Ronald T. Beckman no longer serves as a Trustee of ETF Series Solutions. All references to Mr. Beckman in the Statement of Additional Information should be disregarded in their entirety.

Please retain this Supplement with your Statement of Additional Information for future reference.